SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Reconciled Class A Ordinary Shares Subject to Possible Redemption
At June 30, 2022 and December 31, 2021, the Class A ordinary shares reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$278,760,000
Less:
Proceeds allocated to Public Warrants	(15,897,248)
Class A ordinary shares issuance costs	(17,568,199)
Add:
Accretion of carrying value to redemption value	33,465,447
Class A ordinary shares subject to possible redemption at December 31, 2020	278,760,000
Plus:
Accretion of carrying value to redemption value	5,520,000
Class A ordinary shares subject to possible redemption at December 31, 2021	284,280,000
Plus:
Accretion of carrying value to redemption value	3,262,770
Class A ordinary shares subject to possible redemption at June 30, 2022	$287,542,770

At December 31, 2021 and 2020, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$278,760,000
Less:
Proceeds allocated to Public Warrants	$(15,897,248)
Class A ordinary shares issuance costs	$(17,568,199)
Plus:
Accretion of carrying value to redemption value	$33,465,447
Class A ordinary shares subject to possible redemption at December 31, 2020	$278,760,000
Plus:
Accretion of carrying value to redemption value	$5,520,000
Class A ordinary shares subject to possible redemption at December 31, 2021	$284,280,000

Basic and Diluted Net Income (Loss) Per Ordinary Share
The calculation of diluted income per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 32,360,000 Class A ordinary shares in the aggregate. As of June 30, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted net loss per ordinary share is the same as basic net loss per ordinary share for the periods presented. The following table reflects the calculation of basic and diluted net income per ordinary share:
	Three Months Ended June 30,				Six Months Ended June 30,
	2022	2022	2021	2021	2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income	$(6,014,466)	$(1,503,616)	$4,340,706	$1,085,177	$393,001	$98,250	$8,798,407	$2,199,602
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	27,600,000	6,900,000	27,600,000	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per ordinary share	$(0.22)	$(0.22)	$0.16	$0.16	$0.01	$0.01	$0.32	$0.32
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:
	Year Ended December 31, 2021		Period from July 27, 2020 (inception) to December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$18,555,924	$4,638,981	$(17,023,763)	$(3,827,660)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	21,660,759	4,870,253
Basic and diluted net income per ordinary share	$0.67	$0.67	$(0.79)	$(0.79)